Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Information
Number of principal business segments | segment	3
Summary information by segment
Net revenues	$ 880,669	$ 768,241	$ 665,106
Costs of revenues	$ 335,380	$ 290,341	$ 271,064
Gross margin (as a percent)	62.00%	62.00%	59.00%
Operating expenses:
Sales and marketing	$ 230,428	$ 228,927	$ 160,411
Product development	209,771	192,322	146,332
General and administrative	92,868	83,039	64,727
Goodwill impairment		14,526
Total operating expenses	533,067	518,814	371,470
Income (loss) from operations	12,222	(40,914)	22,572
Interest and other income (expenses), net	22,392	28,925	18,792
Change in fair value of investor option liability (Note 17)		(46,972)	21,064
Income from equity method investments, net	218	19,471	9,525
Realized gain (loss) on long-term investments	19,790	227,824	(7,387)
Investment related impairment	(8,479)	(19,593)	(6,134)
Income before income tax expense	46,143	168,741	58,432
Income tax expense	(10,420)	(6,970)	(14,602)
Net income	35,723	161,771	43,830
Portal advertising & Others
Summary information by segment
Net revenues	402,778	434,069	476,793
Costs of revenues	$ 193,420	$ 206,742	$ 211,173
Gross margin (as a percent)	52.00%	52.00%	56.00%
Operating expenses:
Sales and marketing	$ 104,369	$ 108,566	$ 97,335
Product development	66,327	66,490	45,592
General and administrative	63,943	56,556	41,513
Goodwill impairment		14,526
Total operating expenses	234,639	246,138	184,440
Income (loss) from operations	(25,281)	(18,811)	81,180
Interest and other income (expenses), net	16,048	22,145	21,663
Income from equity method investments, net	224	19,476	10,761
Realized gain (loss) on long-term investments	18,846	227,343	(10,900)
Investment related impairment	(474)	(17,072)	(3,608)
Income before income tax expense	9,363	233,081	99,096
Income tax expense	(7,829)	(5,842)	(14,331)
Net income	1,534	227,239	84,765
Portal advertising
Summary information by segment
Net revenues	340,814	375,504	378,068
Costs of revenues	$ 157,862	$ 172,078	$ 161,385
Gross margin (as a percent)	54.00%	54.00%	57.00%
Others
Summary information by segment
Net revenues	$ 61,964	$ 58,565	$ 98,725
Costs of revenues	$ 35,558	$ 34,664	$ 49,788
Gross margin (as a percent)	43.00%	41.00%	50.00%
Operating expenses:
Goodwill impairment		$ 14,526
Weibo
Summary information by segment
Net revenues	$ 477,891	334,172	$ 188,313
Costs of revenues	$ 141,960	$ 83,599	$ 59,891
Gross margin (as a percent)	70.00%	75.00%	68.00%
Operating expenses:
Sales and marketing	$ 126,059	$ 120,361	$ 63,076
Product development	143,444	125,832	100,740
General and administrative	28,925	26,483	23,214
Total operating expenses	298,428	272,676	187,030
Income (loss) from operations	37,503	(22,103)	(58,608)
Interest and other income (expenses), net	6,344	6,780	(2,871)
Change in fair value of investor option liability (Note 17)		(46,972)	21,064
Income from equity method investments, net	(6)	(5)	(1,236)
Realized gain (loss) on long-term investments	944	481	3,513
Investment related impairment	(8,005)	(2,521)	(2,526)
Income before income tax expense	36,780	(64,340)	(40,664)
Income tax expense	(2,591)	(1,128)	(271)
Net income	$ 34,189	$ (65,468)	$ (40,935)